12. Derivative Liabilities (Details) - CAD ($)		12 Months Ended
	Nov. 23, 2021	Jun. 30, 2022	Jun. 30, 2021	Feb. 28, 2021
Details
Derivative financial liabilities				$ 442,589
Gains on change in fair value of derivatives		$ 153,155	$ 32,676
Allocated to Share Capital		$ 256,758
Description of financial instruments designated as hedging instruments	the Company issued 184,000 Finders’ Warrants exercisable at USD $9.375 before November 19, 2026. The fair value of these Finders’ Warrants was estimated at $1,237,681 using Black-Scholes with the following assumptions: expected volatility of 100% based on comparable companies, expected dividend yield of 0%, risk-free interest rate of 1.58%, and an expected life of five years